Stock Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Fair Values of Stock Options Granted Using Black-scholes Valuation Model Assumptions

The fair value of each stock option grant is estimated on the date of grant using the Black Scholes option pricing model with the following assumptions:

June 30, 2023

Expected volatility	53.6-54.6%
Expected dividends	0.0%
Expected term (years)	5.6 – 5.9
Risk-free rate	3.4 - 4.1%
Fair value of ordinary shares on grant date	$1.70 – $3.44

Schedule of estimates the volatility

	2022	2021

Expected volatility	51.1 - 53.7%	51.0 - 51.8%
Expected dividends	0.0%	0.0%
Expected term (years)	5.5 - 6.0	5.5 - 6.0
Risk-free rate	1.44 - 4.24%	0.79 - 1.24%
Fair value of Ordinary Shares on grant date	$3.10 - $13.30	$10.50 - $32.90

Schedule of Stock Option Activity

The summary of activity under the plans as of June 30, 2023, and change during the six months ended June 30, 2023 is as follows:

		Weighted	Weighted average
		average	remaining	Aggregate
Options	Shares	exercise price	contractual term	intrinsic value
Outstanding as of December 31, 2022	288,912	1.14		7,750
Granted	169,309	5.23
Exercised	—	—
Forfeited	(7,111)	5.70
Expired	(889)	5.70
Outstanding as of June 30, 2023	450,221	4.97	9.1	7,450
Exercisable as of June 30, 2023	174,650	7.17	8.6	7,450

The summary of activity under the plans as of December 31, 2022, and change during the year ended December 31, 2022 is as follows:

Options	Shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding as of December 31, 2021 [1]	178,356	$49.60	$-	-	$830,250
Granted [2]	249,650	$10.00	$0.52	-	$-
Exercised	-	$-	$-	-	$-
Forfeited	(100,780)	$54.60	$2.56	-	$-
Expired	(38,314)	$63.70	$-	-	$-

Outstanding as of December 31, 2022	288,912	$11.40	$-	9.3	$7,750
Exercisable as of December 31, 2022	86,672	$14.60	$-	8.7	$7,750

[1]	Equity structure was adjusted for all periods presented using the exchange ratio, 13.352, established in the Go-Public Merger Agreement with Mer Telemanagement Solutions Ltd. to reflect the number of shares of SharpLink, Inc. (the accounting acquiree) issued in the reverse acquisition. See Note 3 in the consolidated financial statements accompanying this Annual Report on Form 10-K for a discussion of the MTS Merger.

The summary of activity under the plans as of December 31, 2021, and change during the year ended December 31, 2021 is as follows:

Options	Shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding as of December 31, 2020	48,066	$9.40	-	$
Granted	133,700	$62.10	-		$-
Exercised	(2,592)	$9.40	-		$-
Forfeited	(818)	$20.40	-		$-

Outstanding as of December 31, 2021	178,356	$49.60	9.4		$830,250
Exercisable as of December 31, 2021	65,829	$37.80	9.3		$571,099